Dividends	6 Months Ended
Jun. 30, 2023
Disclosure Of Dividends [Abstract]
Dividends	11. DIVIDENDS No dividend was declared or paid by the Company during the six months ended June 30, 2022 and 2023, nor has any dividend been proposed since the period ended June 30, 2023.